SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
SHARE BASED COMPENSATION [Abstract]
Summary of Stock Option Activity
	Number of Share Options	Weighted Average Exercise Price US$	Weighted Average Remaining Contractual Years	Aggregate Intrinsic Value US$
Outstanding at December 31, 2014	8,038,950	1.44
Granted	615,624	3.38
Exercised	(3,015,872)	1.20
Forfeited	(56,926)	3.33
Expired	—	—
Outstanding at December 31, 2015	5,581,776	1.77	5.68	48,412
Granted	1,115,807	1.90
Exercised	(2,106,043)	1.46
Forfeited	(263,671)	2.98
Expired	—	—
Outstanding at December 31, 2016	4,327,869	1.88	5.84	56,743
Granted	682,435	0.88
Exercised	(1,898,391)	1.74
Forfeited	(100,279)	3.21
Expired	—	—
Outstanding at December 31, 2017	3,011,634	1.70	5.83	40,031
Vested and expected to vest as of December 31, 2017	2,716,474	1.57	5.61	36,454
Exercisable as of December 31, 2017	1,724,139	1.15	4.30	23,860

Summary of Fair Value Assumptions

The Company calculated the fair value of the share options on the grant date using the Binomial option-pricing valuation model. The assumptions used in the valuation model are summarized in the following table.

	Year Ended December 31,
	2015	2016	2017
	US$	US$	US$
Expected volatility	62.3%-70.9%	63.5%-68.8%	63.7%-67.8%
Expected dividends yield	0%	0%	0%
Exercise multiple	2.0	2.0	2.0
Risk-free interest rate per annum	2.68%-2.99%	2.15%-3.18%	2.88%-3.22%
The fair value of underlying ordinary shares (per share)	US$9.28-US$12.85	US$9.99-US$16.54	US$14.27-US$19.03

Schedule of Fair Values of the Options Granted
	Year Ended December 31,
	2015	2016	2017
	US$	US$	US$
Weighted average grant date fair value of option per share	9.16	10.17	15.99
Aggregate grant date fair value of options	5,641	11,352	10,915

Summary of Non-vested Shares Activity
	Number of Non- vested Shares	Weighted Average Grant Date Fair Value
		US$

Outstanding as of December 31, 2014	27,780	9.06
Granted	25,000	9.63
Vested	(27,780)	9.06
Forfeited	-	-
Outstanding as of December 31, 2015	25,000	9.63
Granted	20,000	10.82
Vested	(35,000)	9.97
Forfeited	-	-
Outstanding as of December 31, 2016	10,000	10.82
Granted	129,835	14.93
Vested	(17,367)	14.08
Forfeited	(15,701)	14.47
Outstanding as of December 31, 2017	106,767	14.75